Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Detail) - Fair value hedges [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	$ 7	$ 11
Gains (losses) recognized for hedged items	(4)	(9)
Ineffectiveness recognized in investment income	3	2
Interest rate swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives		1
Gains (losses) recognized for hedged items		(1)
Interest rate swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	8	3
Gains (losses) recognized for hedged items	(6)	(3)
Ineffectiveness recognized in investment income	2
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	(1)	7
Gains (losses) recognized for hedged items	2	(5)
Ineffectiveness recognized in investment income	$ 1	$ 2